Membership Interests (Schedule Of Cash Capital Contributions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Members contribution	$ 788	$ 1,978	$ 284
December 23, 2020 [Member]
Related Party Transaction [Line Items]
Members contribution	361
December 22, 2020 [Member]
Related Party Transaction [Line Items]
Members contribution	89
October 27, 2020 [Member]
Related Party Transaction [Line Items]
Members contribution	77
July 28, 2020 [Member]
Related Party Transaction [Line Items]
Members contribution	87
April 27, 2020 [Member]
Related Party Transaction [Line Items]
Members contribution	87
February 18, 2020 [Member]
Related Party Transaction [Line Items]
Members contribution	$ 87